SUMMARY OF MATERIAL ACCOUNTING POLICIES INFORMATION (Tables)	12 Months Ended
Dec. 31, 2024
SUMMARY OF MATERIAL ACCOUNTING POLICIES INFORMATION
Schedule of intangible assets except goodwill

Years
Software	3-6
License	3-20
Other intangible assets	3-30

Schedule of property and equipment

Years
Buildings	15-50
Leasehold improvements	2-10
Switching equipment	3-15
Telegraph, telex, and data communication equipment	5-15
Transmission installation and equipment	3-40
Satellite, earth station, and equipment	3-20
Cable network	5-25
Power supply	3-20
Data processing equipment	3-20
Vehicles	4-8
Other telecommunication peripherals	5
Office equipment	2-5
Other equipment	2-5

Schedule of estimated useful life of ROU assets

Years
Land rights	1-50
Buildings	1-30
Transmission installation and equipment	1-25
Vehicles	1-6
Others	1-6

Schedule of disclosure of buy and sell rates used to translate monetary assets and liabilities denominated in foreign currency

	2023		2024
	Buy	Sell	Buy	Sell
United States Dollar (“US$”) 1	15,396	15,401	16,090	16,100
Australian Dollar (“AU$”) 1	10,499	10,505	9,995	10,009
Singapore Dollar (“SGD”) 1	11,666	11,673	11,815	11,829
New Taiwan Dollar (“TWD”) 1	501.32	501.53	490.07	490.52
Euro ("EUR") 1	17,025	17,036	16,761	16,775
Japanese Yen ("JPY") 1	108.78	108.82	103.02	103.11
Malaysian Ringgit ("MYR") 1	3,350	3,359	3,591	3,601
Hong Kong Dollar (“HKD”) 1	1,971	1,971	2,072	2,074
Myanmar Kyat (“MMK”) 1	7.31	7.35	7.64	7.69